Acquisition of Patroklos (M/V Cape Agamemnon) (Tables)	6 Months Ended
Jun. 30, 2012
Acquisition of Patroklos (M/V Cape Agamemnon) (Abstract)
Purchase price allocation (Table Text Block)

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551
Identifiable assets	$100,051
Purchase price	(83,525)
Gain from bargain purchase	$16,526

Identifiable intangible assets (Table Text Block)

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years

Pro Forma Financial Information (Table Text Block)
For the six month period ended June 30, 2011
Total net revenues	$59,663
Net income	$19,345
Pro-forma weighted average of Partnership's common units outstanding	44,108,983
Net income per common unit (basic and diluted)	$0.42